Expenses (Details) - Schedule of Expenses - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Expenses [Abstract]
Cost of revenue	$ 7,757,172	$ 7,163,929	$ 13,884,291	$ 17,722
Amortization of intangible assets (refer to Note 11)	7,944	8,299	16,211	11,894,518
Depreciation (refer to Note 10)	445,847	293,077	680,013
Legal and professional expenses	259,837	1,692,391
Staffing expense	471,181	314,721	633,979	310,894
Other operating expenses	1,464,296	1,075,542	2,267,265	473,403
Total expenses	$ 10,406,277	$ 10,547,959	$ 18,314,838	$ 13,528,856